Intangible assets, airport concessions and goodwill - Net:	12 Months Ended
Dec. 31, 2023
Intangible assets, airport concessions and goodwill - Net:
Intangible assets, airport concessions and goodwill - Net:

Note 8 - Intangible assets, airport concessions and goodwill - Net:

The movements of intangible assets of airport concessions in the periods presented in the consolidated financial statements are as follows:

			Foreign currency
	1/1/2022		translation		Additions (*)		Transfers		12/31/2022
Concessions (Regulated Activity)	Ps.	54,733,845	Ps.	(1,850,332)	Ps.	134,622	Ps.	3,424,706	Ps.	56,442,841
Contracts assets		4,745,055		(19,605)		2,692,694		(3,424,706)		3,993,438
Contractor advance		710,197		(67)		(332,033)				378,097
Licences and ODC		392,412				27,027				419,439
Commercial Right’s (Unregulated Activity)		6,672,307		(324,598)						6,347,709
Goodwill		2,603,242		(133,864)						2,469,378
Accumulated amortization		(15,883,709)		485,787		(1,994,899)				(17,392,821)
	Ps.	53,973,349	Ps.	(1,842,679)	Ps.	527,411	Ps.	—	Ps.	52,658,081

			Foreign currency
	1/1/2023		translation		Additions (*)		Transfers		12/31/2023
Concessions (Regulated Activity)	Ps.	56,442,841	Ps.	(1,830,087)	Ps.	74,853	Ps.	3,816,487	Ps.	58,504,094
Contracts assets		3,993,438		(55,292)		1,302,633		(3,816,487)		1,424,292
Contractor advance		378,097		41		(163,893)				214,245
Licences and ODC		419,439				53,325				472,764
Commercial Right’s (Unregulated Activity)		6,347,709		(832,139)						5,515,570
Goodwill		2,469,378		(320,193)						2,149,185
Accumulated amortization		(17,392,821)		431,204		(2,008,470)				(18,970,087)
	Ps.	52,658,081	Ps.	(2,606,466)	Ps.	(741,552)	Ps.	—	Ps.	49,310,063
(*)

Within the most significant additions in 2022 are: Mexico a) the continuation of the expansion works of the terminal building, commercial platform and roads of the Merida Airport; b) as well the continuation of the expansion works of terminal 3 and expansion works of terminal 4, expansion of taxiways, expansion of platforms and roads at Cancun Airport and c) new terminal at Tapachula Airport. At Aerostar, the most significant works are the expansion of Terminal D and the construction of new areas for migration.

(*)

Within the most significant additions in 2023 are: Mexico a) the continuation of the expansion works of the terminal building, commercial platform and roads of the Merida Airport; b) as well the continuation of the expansion works of terminal 3 and expansion works of terminal 4, expansion of taxiways, expansion of platforms and roads at Cancun Airport. At Aerostar, the most significant works are the expansion of Terminal D and expansion of areas for migration of Terminal D.

The consolidated expense for amortization of intangibles related to concessions were Ps.1,877,315, Ps.1,945,184, and Ps.2,008,470 in 2021, 2022 and 2023 and has been charged to the cost of aeronautical and non-aeronautical services, this amount includes the amortization of commercial rights of Aerostar of Ps.186,638, Ps.177,558 and Ps.154,282, for 2021, 2022 and 2023 respectively, recognized by the valuation of its investment in accordance with IFRS 3 “Business combinations”, and the amortization of the intangible assets of Airplan for Ps.104,651, Ps.99,560 and Ps.86,509 for 2021, 2022 and 2023, respectively.

The amortization expense of the Mexican concession by Ps.759,798 in 2021, Ps.863,183 in 2022 and Ps.986,520 in 2023 has been charged to the cost of the aeronautical and non-aeronautical services.

The amortization expense of the Aerostar concessions by Ps.486,507 in 2021, Ps.489,041 in 2022 and Ps.444,925 in 2023 has been charged to the cost of aeronautical and non-aeronautical services.

The amortization expense of the Airplan concessions by Ps.339,676 in 2021, Ps.315,842 in 2022 and Ps.281,976 in 2023 has been charged to the cost of aeronautical and non-aeronautical services.

The expense for amortizing licenses and ODC by Ps.37,974 in 2021, Ps.49,715 in 2022 and Ps.54,259 in 2023 has been charged to administrative expenses.

8.1) Impairment testing of intangible assets, airport concessions and goodwill

The Company reviews the performance of business in the countries where subsidiaries operate, considering three CGUs per country of operation.

During 2022 there was a significant passenger recovery due to the easing of measures that were taken in 2020 as consequence of COVID-19. CGUs had growth of 35% in Mexico, 6.5% in Aerostar and 56.8% in Airplan, compared to 2021. This situation meant that during the year there were no events that constituted indications of impairment in any of the 3 countries, so that the Administration was not obliged to perform impairment tests on all intangible assets and airport concessions.

In the Aerostar and Airplan CGUs, the required annual impairment tests were carried out at the value of goodwill, which as of December 31, 2022 and 2023 is Ps.2,469,378 and Ps.2,149,185, respectively.

Goodwill is assigned to the operating segments that are expected to benefit from the synergies of the business combination, regardless of whether other assets or liabilities of the acquired entities are assigned.

The following is a summary of the allocation of goodwill:

	December 31,
	2022		2023
Aerostar	Ps.	930,231	Ps.	808,288
Airplan		1,539,147		1,340,897
	Ps.	2,469,378	Ps.	2,149,185

Methodology:

Pursuant to IAS 36 methods applied to the 2022 and 2023 calculation, Management determines the recoverable value by the fair value less costs of disposal. The Company used this method for all its CGUs. To determine the fair value less costs of disposal the discounted cash flow projections approved by Management are used covering a period of 30 years in 2022 and 29 years in 2023, respectively, in the case of Aerostar and 10 years in 2022 and 9 years in 2023, respectively, in the case of Airplan, which correspond to the remaining years of the airport concessions.

In 2023, the Company changed its valuation technique used to estimate the recoverable amount from the expected cash flow approach, which uses multiple probability-weighted flow scenarios, to the traditional approach. This approach consists of using a “single” set of estimated cash flows and a single discount rate. Uncertainties are reflected through the risk premium included in the discount rate. The change in valuation technique is because there is no longer uncertainty derived from the COVID-19 contingency.

As of December 31, 2022, the Company used as valuation technique to estimate the recoverable amount, the expected cash flow approach. This approach uses several cash flow projections considering the probabilities assumed of different events and/or scenarios instead of a single cash flow scenario. Although there may be several scenarios and probabilities, the Company considered that the three scenarios detailed below (base, positive and negative) reflect a representative sample of possible outcomes.

The calculations use cash flow projections that are based on financial budgets and business plans prepared by management and approved by the board of directors. Budgets and business plans are updated to reflect the most recent developments as of the reporting date. Management’s expectations reflect performance to date and are based on its experience in times of recession and are consistent with the assumptions a market participant would make. The calculations are based on studies carried out by independent third parties specialized in the aeronautical industry.

Due to specific circumstances of each market in which the Company operates, the following scenarios were considered appropriate:

Positive - For the development of the positive scenario of each of the CGUs, a greater growth in passenger traffic was contemplated based on the historical results of the Company as well as the prompt recovery that it had after COVID-19, that is, the Administration considered increasing within these scenarios a percentage applied to passenger traffic in each of the remaining years of the life of each of the concessions, in the case of Airplan and Aerostar for the year 2022 was 5% for both CGU on the number of passengers of the base scenario.

Base - To construct the base scenario of each CGU, current effects on the industry impacting on each CGU were considered as well as the recovery and growth obtained from the studies performed by Management through specialized third parties of the industry.

Negative - For the development of the negative scenario of each of the CGUs, a lower flow in passenger traffic was considered, that is, the Administration considered reducing the base scenario by a percentage applied to passenger traffic in each of the remaining years of the period of life of each one of the concessions. In the case of Airplan and Aerostar for 2022, it was -5%, for both CGUs, over the number of passengers in the base scenario.

The expected probability-weighted cash flow determined by the Company consisted of assigning a probability to the 3 scenarios mentioned above. The Company estimated a weighing for each of the scenario as follows:

	2022
	Airplan	Aerostar
Negative scenario	15.00%	15.00%
Base scenario	75.00%	75.00%
Positive scenario	10.00%	10.00%
	100.00%	100.00%

No impairment was recorded in any of the CGUs under any of these 3 scenarios or under that of expected probability-weighted cash flows.

The assumptions used to estimate the recoverable amount are consistent with assumptions made by a market participant. For each CGU, the key assumptions for the base scenario were the following during 2022 and 2023:

	2022		2023
	Airplan	Aerostar	Airplan	Aerostar
Discount rate	15.31%	10.21%	13.09%	10.40%
Average growth rate for operating costs and expenses	4.00%	3.90%	4.73%	4.67%
Growth rate of departing passengers for each CGU	4.79%	2.50%	1.76%	2.40%
Hierarchy level of the fair value of the recoverable of the CGU	3	3	3	3

Management has determined the values assigned to each of the above key assumptions as follows:

2022 and 2023

Assumption	Approach used to determine values

Discount rates	The after-tax discount rates were used from information of listed companies of the industry where each CGU operates.

Average growth rate for operating costs and expenses.	Average growth rate during the concession period, which is based on the latest period and projected inflation trends.

Growth rate of departing passengers (after the recovery period of each CGU).	Weighted average growth rate of departing passengers during the concession period aligned with operating and financial growth under a recovered economic environment in terms of passenger traffic.

For the year 2023, to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of recognizing an excess of Ps.302,677 and of Ps.4,202,232, in Aerostar, respectively, and an excess of Ps.374,916 and Ps.546,230 in Airplan, respectively.

For the year 2022, sensitivity analyses were applied to projections of each CGU as shown below.

Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of recognizing an impairment of Ps.843,424 and an excess of Ps.3,725,218, in Aerostar, respectively, and an excess of Ps.235,889 and Ps.424,719 in Airplan, respectively. When making a sensitivity analysis on the discount rate of the expected probability-weighted cash flow, there are no significant variations compared with the base scenario.

Further, if the variables of the three scenarios remain constant, including the discount rate, and after the sensitivity analysis performed by the Company on the weighing allocated to each scenario, even considering the negative scenario at 100%, no impairment would be recorded in any of the CGUs.

8.2) Basic terms and conditions of the concessions

Mexico:

The basic terms and conditions of each concession are the following:

a.	The concession holder must undertake the construction, improvement and maintenance of the facilities in accordance with its Master Development Plan (MDP) and is required to update the plan every five years. (See Note 15.b).
b.	The concession holder may only use the airport facilities for the purposes specified in the concession and must provide services in accordance with all applicable laws and regulations, and is subject to statutory oversight by the SCT. The concession holder shall pay a DUAC (currently 5% of the gross income of the concession holder, resulting from the use of public assets in accordance with the terms of the concessions) as required by the applicable law. DUAC is presented in the consolidated statement of income under “Cost of aeronautical services”. (See Note 4).
c.	Fuel services and fuel supply are to be provided by the Mexican Airport and Auxiliary Services Agency, a Decentralized Public Entity.
d.	The concession holder must grant access to and the use of specific areas of the airport to government agencies to perform their activities inside the airports.
e.	The concession may be terminated if the concession holder fails to comply with certain of the obligations imposed by the concession as established in Article 27 or for the reasons specified in Article 26 of the Airport Law.
f.	Revenues resulting from the concession are regulated and subject to a review process. See (Note 18.1.3).
g.	The terms and conditions of the regulations governing the operations of the Company may be modified by the SCT.

Aerostar:

The purpose of the Aerostar concession (Agreement) is to operate the public airport safely by maintaining the highest possible levels of safety and protection at the LMM Airport, and promoting, facilitating and improving commerce, tourism and economic development. The Puerto Rico authorities, Aerostar and the other airlines have agreed to the terms and conditions of the LMM Airport Facility Contract. The concession period is 40 years as of the closing of the agreement assigning the Airport’s operating rights (February 27, 2013).

Under the Agreement, Aerostar has no rights to control in full the use of the Airport facilities, for example, airport facilities that are under the supervision of the Authority or internal or external security in certain areas and it is required to provide certain maintenance services within the airport.

As part of the Agreement, the authorities granted Aerostar the right to sublease the LMM Airport non-aeronautical areas and to collect and retain the fees, charges and payments and income arising from all subleased facilities.

According to the provisions of the Agreement, the Company has the right to collect the annual contributions of all airlines, which will be equal to the sum of the: a) platform use fees; b) landing fees; c) other leases, and d) international and domestic airport use fees.

The Agreement requires Aerostar to make a cash payment of USD2.5 million per year for the first five years after the first five years, the authority establishes a payment of “Annual Authority Income Share”, consisting of 5 % of the gross revenues of the airport obtained by Aerostar from the sixth year to the thirtieth year. From year 31 to 40, this amount will increase to 10% of the airport’s gross revenues.

Airplan:

The object of the concession contract is the granting by the Civil Aeronautics of Colombia and in favor of Airplan of the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the airports Antonio Roldán Betancourt, El Caraño, José María Córdova, Las Brujas, Los Garzones, and Olaya Herrera.

The term of execution of the contract extends from the date of signing of the act of commencement of execution (May 15, 2008) and until the date on which one of any of the following events occurs:

●	That the regulated revenues generated are equal to the expected regulated revenues, provided that by that time 15 years have elapsed from the date of execution of the certificate of commencement of execution.
●	That 25 years have elapsed since the date of the execution start certificate regardless of whether, for the time being, regulated revenues generated have not matched the value of the expected regulated revenues.
●	If the regulated income generated equals the expected regulated revenue before 15 years have elapsed from the date of execution of the certificate of commencement of execution, the duration of execution of the certificate of commencement of execution and during this term the Concessionaire must execute all the obligations under his charge under the Concession Contract.

For purposes of the regulated revenue expected as defined in the concession contract, it must be taken into consideration that the expected regulated revenue will increase once each of the complementary works (mandatory or voluntary) is delivered to the grantor.

The Grantors agree to assign the regulated and unregulated revenues corresponding to each of the airports to Airplan.

The Concessionaire is obligated, with the grantor to pay, during the term of the contract, a consideration equivalent to 19% of the gross income of the concessionaire.

The Concession granted by virtue of this contract imposes on the concessionaire the general obligation to administer, make commercial use and operate the airports in accordance with the minimum specifications set forth in the contract and at their own risk.

The determination of the economic useful life of the intangible is subject to the percentage of execution of the revenues with respect to the total expected income of the financial model that the Company has.

Contract of Trustee

For the administration of the resources of the Concession and the payment of the obligations in charge of the Concessionaire Airplan, it was forced to constitute a trust, to which it transfers all of its gross income received and all the resources of debt and capital that it obtains for the execution of the Concession.

The Trustee will maintain, in accordance with current accounting standards, a record of each and every one of the payments and transfers that are made to third parties or to the Concessionaire itself with charge to any of the accounts of the trust. The foregoing without prejudice to understand that the assignment of regulated income and non - regulated income that this agreement makes the Concession is made in favor of the Concessionaire and not the trust and that the debt and capital resources obtained by the Concessionaire should be adequately recorded as such in its own accounting and not in the Trust, since it is constituted solely for purposes of the administration of resources.

The constitution of the trust was made through the execution of an irrevocable mercantile trust and administration contract whose term will be the maximum authorized by Colombian commercial laws.

8.3) Subsequent measurement of the intangible asset

The Company will subsequently measure the intangible asset over its economic useful life at cost, less accumulated amortization and impairment loss.